FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21306
                                   ---------

                          FRANKLIN MUTUAL RECOVERY FUND
                        -----------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2705
            ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100
                                                    --------------

Date of fiscal year end:   03/31
                         ----------

Date of reporting period:  12/31/09
                          ---------


ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Mutual Recovery Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                                         SHARES/
                                                                          COUNTRY       CONTRACTS       VALUE
                                                                      --------------   ----------    -----------
        COMMON STOCKS AND OTHER EQUITY INTERESTS 74.9%
        AIRLINES 0.0%(A)
  (b,c) Northwest Airlines Corp., Contingent Distribution             United States     7,455,000    $      4,697
                                                                                                     ------------
        AUTO COMPONENTS 0.4%
(b,c,d) Collins & Aikman Products Co., Contingent Distribution        United States        53,682             537
(b,c,d) Dana Holding Corp., Contingent Distribution                   United States       661,000              --
  (b,e) IACNA Investor LLC                                            United States        10,457             104
(b,e,f) International Automotive Components Group Brazil LLC              Brazil          185,241         207,733
(b,e,f) International Automotive Components Group Japan LLC               Japan            16,213          62,095
(b,e,f) International Automotive Components Group LLC                   Luxembourg        660,308         450,172
(b,e,f) International Automotive Components Group NA LLC, A           United States       299,438          91,134
                                                                                                     ------------
                                                                                                          811,775
                                                                                                     ------------
        BEVERAGES 3.5%
        Carlsberg AS, B                                                  Denmark           34,249       2,529,960
        Pepsi Bottling Group Inc.                                     United States        75,770       2,841,375
        PepsiAmericas Inc.                                            United States        33,440         978,454
                                                                                                     ------------
                                                                                                        6,349,789
                                                                                                     ------------
        CAPITAL MARKETS 0.7%
        ISIS Asset Management PLC                                     United Kingdom    1,000,910       1,222,240
                                                                                                     ------------
        COMMERCIAL BANKS 0.6%
  (b,e) Elephant Capital Holdings Ltd.                                    Japan               721              --
  (b,e) First Chicago Bancorp                                         United States     1,055,414       1,104,494
  (b,e) NCB Warrant Holdings Ltd., A                                      Japan            31,928              --
                                                                                                     ------------
                                                                                                        1,104,494
                                                                                                     ------------
        COMMUNICATIONS EQUIPMENT 1.0%
        Sycamore Networks Inc.                                        United States        12,059         252,153
        Tandberg ASA                                                      Norway           53,257       1,516,011
                                                                                                     ------------
                                                                                                        1,768,164
                                                                                                     ------------
        COMPUTERS & PERIPHERALS 4.7%
    (b) Sun Microsystems Inc.                                         United States       920,540       8,625,460
                                                                                                     ------------
        CONSUMER FINANCE 2.7%
  (b,e) Cerberus CG Investor I LLC                                    United States     1,874,481         393,641
  (b,e) Cerberus CG Investor II LLC                                   United States     1,874,481         393,641
  (b,e) Cerberus CG Investor III LLC                                  United States       937,240         196,821
  (b,e) GMAC Inc.                                                     United States           358       3,948,744
                                                                                                     ------------
                                                                                                        4,932,847
                                                                                                     ------------
        DIVERSIFIED FINANCIAL SERVICES 0.4%
    (b) CIT Group Inc.                                                United States        23,977         662,005
                                                                                                     ------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 5.8%
  (b,e) AboveNet Inc.                                                 United States        83,977       5,461,864
  (b,e) AboveNet Inc., stock grant, grant price $10.475, expiration
           date 9/09/13                                               United States            55          12,004
  (b,e) AboveNet Inc., stock grant, grant price $30, expiration
           date 9/07/18                                               United States            11           1,542
        Cable & Wireless PLC                                          United Kingdom    2,253,057       5,145,900
                                                                                                     ------------
                                                                                                       10,621,310
                                                                                                     ------------
        ELECTRIC UTILITIES 1.2%
(b,c,d) Calpine Corp., Contingent Distribution                        United States       424,000              --
        Iride SpA                                                         Italy           305,640         581,886
        Prime Infrastructure Group                                      Australia         453,470       1,680,585
                                                                                                     ------------
                                                                                                        2,262,471
                                                                                                     ------------
        FOOD & STAPLES RETAILING 3.9%
    (b) AWB Ltd.                                                        Australia       1,141,333       1,157,318

     Quarterly Statement of Investments   See Notes to Statements of Investments

Franklin Mutual Recovery Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

        CVS Caremark Corp.                                            United States       184,195    $  5,932,921
                                                                                                     ------------
                                                                                                        7,090,239
                                                                                                     ------------
        FOOD PRODUCTS 4.1%
        Cadbury PLC                                                   United Kingdom      588,048       7,560,763
                                                                                                     ------------
        HEALTH CARE PROVIDERS & SERVICES 3.6%
  (b,h) Community Health Systems Inc.                                 United States       185,044       6,587,566
                                                                                                     ------------
        HEALTHCARE TECHNOLOGY 1.3%
    (h) IMS Health Inc.                                               United States       111,310       2,344,189
                                                                                                     ------------
        Hotels, Restaurants & Leisure 0.0%
  (b,e) GLCP Harrah's Investment LP                                   United States     4,502,725              --
                                                                                                     ------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.9%
  (b,h) RRI Energy Inc.                                               United States       305,663       1,748,392
                                                                                                     ------------
        INSURANCE 4.0%
(b,c,d) Fortis, Contingent Distribution                                  Belgium          221,485              --
  (b,e) Imagine Group Holdings Ltd.                                      Bermuda          152,041       1,638,561
  (b,e) Symetra Financial                                             United States       445,440       5,790,720
                                                                                                     ------------
                                                                                                        7,429,281
                                                                                                     ------------
        IT SERVICES 2.5%
    (b) Affiliated Computer Services Inc., A                          United States        33,310       1,988,274
  (b,h) Alliance Data Systems Corp.                                   United States        39,715       2,565,192
                                                                                                     ------------
                                                                                                        4,553,466
                                                                                                     ------------
        MACHINERY 0.0%
(b,e,f) MCII Holdings Inc.                                            United States           574              --
                                                                                                     ------------
        MEDIA 5.9%
    (b) Adelphia Recovery Trust                                       United States    11,280,134         360,964
  (b,c) Adelphia Recovery  Trust, Arahova Contingent Value Vehicle,
           Contingent Distribution                                    United States     1,018,915         211,425
(b,c,d) Century Communications Corp., Contingent Distribution         United States     2,826,000              --
        Sinomedia Holding Ltd.                                            China         6,872,000       2,144,813
    (i) Time Warner Cable Inc.                                        United States        86,563       3,582,843
    (i) Virgin Media Inc.                                             United Kingdom      265,983       4,476,494
                                                                                                     ------------
                                                                                                       10,776,539
                                                                                                     ------------
        METALS & MINING 1.0%
        BHP Billiton PLC, ADR                                         United Kingdom       29,950       1,912,307
                                                                                                     ------------
        MULTI-UTILITIES 0.9%
        Enia SpA                                                          Italy           218,449       1,654,177
                                                                                                     ------------
        OFFICE ELECTRONICS 1.6%
    (h) Xerox Corp.                                                   United States       345,832       2,925,739
                                                                                                     ------------
        OIL & GAS & CONSUMABLE FUELS 1.4%
        XTO Energy Inc.                                               United States        57,350       2,668,495
                                                                                                     ------------
        PAPER & FOREST PRODUCTS 5.1%
    (b) Domtar Corp.                                                  United States        54,412       3,014,969
        Weyerhaeuser Co.                                              United States       145,670       6,284,204
                                                                                                     ------------
                                                                                                        9,299,173
                                                                                                     ------------
        ROAD & RAIL 7.1%
        Burlington Northern Santa Fe Corp.                            United States        61,910       6,105,564
        National Express Group PLC                                    United Kingdom    2,221,200       6,852,685
                                                                                                     ------------
                                                                                                       12,958,249
                                                                                                     ------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
    (b) LSI Corp.                                                     United States       529,819       3,184,212

Franklin Mutual Recovery Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

    (h) Maxim Integrated Products Inc.                                United States       107,020    $  2,172,506
                                                                                                     ------------
                                                                                                        5,356,718
                                                                                                     ------------
        SOFTWARE 1.1%
    (b) RCG Holdings Ltd.                                                Hong Kong      1,552,000       2,057,671
                                                                                                     ------------
        TOBACCO 3.1%
    (b) Alliance One International Inc.                               United States       280,614       1,369,397
    (i) Lorillard Inc.                                                United States        53,710       4,309,153
                                                                                                     ------------
                                                                                                        5,678,550
                                                                                                     ------------
        TRANSPORTATION INFRASTRUCTURE 3.5%
        Groupe Eurotunnel SA                                              France          688,431       6,444,873
                                                                                                     ------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
           (COST $155,652,745)                                                                        137,411,639
                                                                                                     ------------
        PREFERRED STOCKS (COST $4,296,648) 1.1%
        MACHINERY 1.1%
(e,f,n) MCII Holdings Inc., PIK, pfd., A                              United States         4,345       2,019,433
                                                                                                     ------------

                                                                                        CONTRACTS
                                                                                       ----------
        OPTIONS PURCHASED 0.0%(a)
        PUT OPTIONS 0.0%(a)
 (b)    ProShares Ultra S&P500, exercise price $24, expiration date
           3/20/10                                                    United States           750          16,500
 (b)    S&P 500 Index, exercise price $800, expiration date 3/20/10   United States            54          10,260
                                                                                                     ------------
        TOTAL OPTIONS PURCHASED (COST $526,534)                                                            26,760
                                                                                                     ------------

                                                                                        PRINCIPAL
                                                                                        AMOUNT(j)
                                                                                       ----------
        CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS 15.4%
        American General Finance Corp., senior note, J, 6.90%,
           12/15/17                                                   United States       358,000         248,920
  (g,k) Boston Generating LLC, FRN,
           Revolver, 0.126%, 12/21/13                                 United States       216,011         167,987
           Synthetic Letter of Credit, 0.126%, 12/21/13               United States       771,367         599,876
           Term Loan B, 2.501%, 12/21/13                              United States     3,388,957       2,635,521
  (e,l) Cerberus CG Investor I LLC, 12.00%, 7/31/14                   United States     1,645,200         345,492
  (e,l) Cerberus CG Investor II LLC, 12.00%, 7/31/14                  United States     1,645,200         345,492
  (e,l) Cerberus CG Investor III LLC, 12.00%, 7/31/14                 United States       822,600         172,746
    (k) Charter Communications Operating LLC, FRN,
           Incremental Term Loan, 7.25%, 3/06/14                      United States       535,586         547,235
           Term Loan B, 2.26%, 3/06/14                                United States     3,049,215       2,864,990
        CIT Group Inc.,
        (k) Term Loan Tranche 2A, FRN, 13.00%, 1/20/12                United States       569,000         591,227
           senior secured sub. bond, 7.00%, 5/01/13                   United States       173,991         163,552
           senior secured sub. bond, 7.00%, 5/01/14                   United States       260,987         243,044
           senior secured sub. bond, 7.00%, 5/01/15                   United States       260,987         234,888
           senior secured sub. bond, 7.00%, 5/01/16                   United States       434,981         384,958
           senior secured sub. bond, 7.00%, 5/01/17                   United States       608,972         531,328
        (k) Term Loan Tranche 1B, FRN, 9.50%, 1/20/12                 United States       826,000         848,715
    (k) First Data Corp., Term Loan, FRN
           B-1, 2.982%, 9/24/14                                       United States     2,012,016       1,790,694
           B-2, 2.999%, 9/24/14                                       United States       624,711         557,399
           B-3, 2.999%, 9/24/14                                       United States       175,950         156,376
    (m) GenCorp Inc., cvt., sub. note, 144A, 3.75%, 12/31/39          United States     1,800,000       1,835,820
    (m) Indianapolis Downs LLC, 144A
           senior secured note, 11.00%, 11/01/12                      United States     1,000,000         655,000
        (n) senior secured sub. note, PIK, 15.50%, 11/01/13           United States     4,719,657       1,586,985

Franklin Mutual Recovery Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

(d,f,k) International Automotive Components Group NA Inc.,
           Revolver, FRN,  6.25%, 1/18/14                             United States        59,381    $     59,381
(e,f,l) International Automotive Components Group NA LLC, 9.00%,
           4/01/17                                                    United States        90,167          90,368
        Powerwave Technologies Inc., sub. note, cvt., 1.875%,
           11/15/24                                                   United States     1,831,000       1,579,237
        Realogy Corp.,
        (g,k) Delayed Draw Term B Loan, FRN, 3.287%, 10/10/13         United States     1,192,021       1,062,886
        (g,k) Initial Term Loan B, FRN, 3.287%, 10/10/13              United States     2,517,579       2,244,842
              Second Lien Tranche A Term Loan, 13.50%, 10/15/17       United States       222,000         235,505
        (g,k) Synthetic Letter of Credit, FRN, 0.094%, 10/10/13       United States       677,787         604,360
    (k) Spectrum Brands Inc., FRN,
           Dollar Term Loan B, 8.00%, 6/30/12                         United States       194,173         192,656
           Euro Term Loan, 8.50%, 6/30/12                             United States       610,752EUR      846,407
           Letter of Credit Commitment, 1.50%, 6/30/12                United States         9,966           9,878
    (k) Texas Competitive Electric Holdings Co. LLC, FRN,
        (g) Delayed Draw Term Loan, 3.735%, 10/10/14                  United States     1,624,108       1,308,219
           Initial Tranche B-1 Term Loan, 3.775%, 10/10/14            United States     2,244,399       1,829,185
           Tranche B-2 Term Loan, 3.735%, 10/10/14                    United States       354,270         289,394
           Tranche B-3 Term Loan, 3.735%, 10/10/14                    United States       532,202         430,818
                                                                                                     ------------
        TOTAL CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE
           INTERESTS (COST $31,816,304)                                                                29,291,381
                                                                                                     ------------
        CORPORATE BONDS AND NOTES IN REORGANIZATION
           (COST $8,508,441) 0.1%
  (f,l) Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%,
           12/15/14                                                   United States    12,892,000          72,517
                                                                                                     ------------

                                                                                         SHARES
                                                                                       ----------
        COMPANIES IN LIQUIDATION 0.0%
(b,e,f) CB FIM Coinvestors LLC                                        United States     1,439,821              --
  (b,e) FIM Coinvestor Holdings I, LLC                                United States     1,801,197              --
                                                                                                     ------------
        TOTAL COMPANIES IN LIQUIDATION (COST $ --)                                                             --
                                                                                                     ------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
           (COST $200,800,672)                                                                        167,821,730
                                                                                                     ------------
        SHORT TERM INVESTMENTS 9.8%

                                                                                        PRINCIPAL
                                                                                        AMOUNT(j)
                                                                                       ----------
        SENIOR FLOATING RATE INTERESTS 0.5%
    (k) Lyondell Chemical Co., DIP Delayed Draw Term Loan, FRN,
           13.00%, 4/06/10                                            United States        52,941         55,364
        Orion Power Holdings Inc., senior note, 12.00%, 5/01/10       United States       900,000        927,000
                                                                                                    ------------
        TOTAL SENIOR FLOATING RATE INTERESTS (COST $972,582)                                             982,364
                                                                                                    ------------
        U.S. GOVERNMENT AND AGENCY SECURITIES (COST $16,999,998)
           9.3%
    (o) FHLB, 1/04/10                                                 United States    17,000,000     17,000,000
                                                                                                     -----------

Franklin Mutual Recovery Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

        TOTAL INVESTMENTS (COST $218,773,252) 101.3%                                                  185,804,094
        OPTIONS WRITTEN (0.2)%                                                                           (322,750)
        SECURITIES SOLD SHORT (3.6)%                                                                   (6,598,318)
        OTHER ASSETS, LESS LIABILITIES 2.5%                                                             4,504,352
                                                                                                     ------------
        NET ASSETS 100.0%                                                                            $183,387,378
                                                                                                     ============

                                                                                        CONTRACTS
                                                                                       ----------
        OPTIONS WRITTEN (0.2)%
        CALL OPTIONS (0.1)%
        HEALTH CARE PROVIDERS & SERVICES (0.0)%(a)
        Community Health Systems Inc., Jan. $35 Calls, 1/16/10        United States           250    $    (46,250)
                                                                                                     ------------
        IT SERVICES (0.0)%(a)
        Alliance Data Systems Corp. Jan. $60 Calls, 1/16/10           United States           100         (49,500)
                                                                                                     ------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1)%
        Maxim Integrated Products Inc., Feb. $17.5 Calls, 2/20/10     United States           375        (114,375)
                                                                                                     ------------
        PUT OPTIONS (0.1)%
        HEALTHCARE TECHNOLOGY (0.0)%(a)
        IMS Health Inc., Jan. $15 Puts, 1/16/10                       United States           250          (1,250)
                                                                                                     ------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0)%(a)
        NRG Energy Inc,, Jan. $22.5 Puts, 1/16/10                     United States           200          (6,500)
        RRI Energy Inc., Jan. $5 Puts, 1/16/10                        United States         2,550         (25,500)
                                                                                                     ------------
                                                                                                          (32,000)
                                                                                                     ------------
        OFFICE ELECTRONICS (0.1)%
        Xerox Corp., Apr. $8 Puts, 4/17/10                            United States         1,000         (47,500)
                                                                                                     ------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.0)%(a)
        Maxim Integrated Products Inc., Feb. $20 Puts, 2/20/10        United States           375         (31,875)
                                                                                                     ------------
        TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $428,252)                                           $   (322,750)
                                                                                                     ============

                                                                                         SHARES
                                                                                       ----------
        SECURITIES SOLD SHORT (3.6)%
        BEVERAGES (1.1)%
        PepsiCo Inc.                                                  United States        32,000    $ (1,945,600)
                                                                                                     ------------
        METALS & MINING (1.0)%
        BHP Billiton Ltd., ADR                                           Australia         24,510      (1,876,976)
                                                                                                     ------------
        OIL & GAS & CONSUMABLE FUELS (1.5)%
        Exxon Mobil Corp.                                             United States        40,706      (2,775,742)
                                                                                                     ------------
        TOTAL SECURITIES SOLD SHORT (PROCEEDS $5,992,034)                                            $ (6,598,318)
                                                                                                     ------------

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2009, the aggregate value of these securities was $59,918, representing 0.03% of net assets.

(e)  See Note 5 regarding restricted securities.

(f)  See Note 6 regarding other considerations.

(g)  A portion or all of the security purchased on a delayed delivery basis.

(h) A portion or all of the security is held in connection with written option contracts open at period end.

Franklin Mutual Recovery Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

(i) Security or a portion of the security has been segregated as collateral for securities sold short. At December 31, 2009, the aggregate value of these securities and cash pledged amounted to $15,201,985.

(j)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(k)  The coupon rate shown represents the rate at period end.

(l) Defaulted security or security for which income has been deemed uncollectible.

(m) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2009, the aggregate value of these securities was 4,077,805, representing 2.22% of net assets.

(n)  Income may be received in additional securities and/or cash.

(o)  The security is traded on a discount basis with no stated coupon rate.

At December 31, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                                             CONTRACT   SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY                                   COUNTERPARTY  TYPE   QUANTITY      AMOUNT       DATE     APPRECIATION  DEPRECIATION
--------                                   ------------  ----  ----------  -----------  ----------  ------------  ------------
British Pound                                  BANT      Buy    2,300,000  $ 3,828,350    1/13/10    $       --    $(113,551)
British Pound                                  SSBT      Buy      600,000      992,952    1/13/10            --      (23,874)
British Pound                                  BANT      Sell  13,197,043   21,942,059    1/13/10       627,116            --
British Pound                                  DBFX      Sell   1,100,000    1,806,233    1/13/10        29,590            --
British Pound                                  SSBT      Sell     200,000      323,444    1/13/10         1,663            --
Euro                                           SSBT      Sell   4,141,306    6,138,590    1/14/10       210,649            --
Euro                                           DBFX      Sell   1,800,000    2,699,982    1/14/10       123,429            --
Australian Dollar                              BANT      Buy      430,900      390,872    1/19/10            --       (4,972)
Australian Dollar                              DBFX      Buy      174,000      158,788    1/19/10            --       (2,959)
Australian Dollar                              DBFX      Sell     600,000      554,400    1/19/10        17,059            --
Australian Dollar                              SSBT      Sell   1,724,857    1,599,097    1/19/10        54,370            --
Canadian Dollar                                DBFX      Sell     327,980      306,466    1/29/10            --       (5,556)
Canadian Dollar                                BANT      Buy      327,980      309,094    1/29/10         2,928            --
Norwegian Krone                                BANT      Sell     230,000       39,536    2/16/10            --          (61)
Norwegian Krone                                SSBT      Sell   6,500,000    1,150,096    2/16/10        31,057            --
Norwegian Krone                                BANT      Sell   1,200,000      210,993    2/16/10         4,401            --
Japanese Yen                                   DBFX      Sell   3,289,100       36,144    4/20/10           745            --
Japanese Yen                                   BANT      Sell     750,000        8,117    4/20/10            45            --
Danish Krone                                   SSBT      Sell  11,774,112    2,362,071    4/23/10       100,141            --
                                                                                                     ----------    ----------
   Unrealized appreciation (depreciation)                                                             1,203,193      (150,973)
                                                                                                     ----------    ----------
      NET UNREALIZED APPRECIATION
         (DEPRECIATION)                                                                              $1,052,220
                                                                                                     ==========

ABBREVIATIONS

CURRENCY

EUR   Euro

SELECTED PORTFOLIO

ADR    American Depository Receipt
DIP    Debtor-In-Possession
FHLB   Federal Home Loan Bank
FRN    Floating Rate Note
PIK    Payment-In-Kind

COUNTERPARTY

BANT   Bank of America N.A.
DBFX   Deutsche Bank AG
SSBT   State Street Bank and Trust Co.

Franklin Mutual Recovery Fund
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Franklin Mutual Recovery Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end, continuously offered investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

                                              Quarterly Statement of Investments

Franklin Mutual Recovery Fund
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund generally enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.

The Fund generally enters into total return swap contracts in order to gain the equity price risk of an underlying asset. A total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating rate payment, both based upon a notional principal amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized depreciation or appreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset are recorded as realized gain or loss. Pursuant to the terms of the total return swap contract, cash or securities may be required to be deposited as collateral. Any cash received may be invested according to the Fund's investment objectives.

The Fund generally purchases or writes option contracts in order to manage or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At December 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $223,653,848
                                             ============
Unrealized appreciation                      $ 16,504,604
Unrealized depreciation                       (54,354,358)
                                             ------------
Net unrealized appreciation (depreciation)   $(37,849,754)
                                             ------------

5. RESTRICTED SECURITIES

At December 31, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

Franklin Mutual Recovery Fund
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT/
  SHARES/                                                         ACQUISITION
 CONTRACTS                          ISSUER                           DATES            COST        VALUE
----------      ---------------------------------------------  ------------------  ----------  -----------
    83,977      AboveNet Inc.                                  9/03/03 - 9/08/09   $1,625,260  $ 5,461,864
        55      AboveNet Inc., stock grant, grant price
                $10.475, expiration date 9/09/13               4/17/06 - 9/08/06           --       12,004
        11      AboveNet Inc., stock grant, grant price
                $30, expiration date 9/07/18                        9/08/09                --        1,542
 1,439,821      CB FIM Coinvestors LLC                         1/15/09 - 6/02/09           --           --
 1,874,481      Cerberus CG Investor I LLC                     7/26/07 - 6/17/08    1,868,061      393,641
 1,645,200      Cerberus CG Investor I LLC, 12.00%,
                7/31/14                                             7/26/07         1,645,200      345,492
 1,874,481      Cerberus CG Investor II LLC                    7/26/07 - 6/17/08    1,868,061      393,641
 1,645,200      Cerberus CG Investor II LLC, 12.00%,
                7/31/14                                             7/26/07         1,645,200      345,492
   937,240      Cerberus CG Investor III LLC                   7/26/07 - 6/17/08      934,030      196,821
   822,600      Cerberus CG Investor III LLC, 12.00%,
                7/31/14                                             7/26/07           822,600      172,746
       721      Elephant Capital Holdings Ltd.                 10/22/03 - 3/11/08     111,536           --
 1,801,197      FIM Coinvestor Holdings I, LLC                 11/20/06 - 6/02/09          --           --
 1,055,414      First Chicago Bancorp                          11/16/06 - 9/28/09   6,555,871    1,104,494
 4,502,725      GLCP Harrah's Investment LP                         1/15/08         4,505,648           --
       358      GMAC Inc.                                           11/13/09        8,480,694    3,948,744
    10,457      IACNA Investor LLC                                  7/24/08             3,790          104
   152,041      Imagine Group Holdings Ltd.                         8/31/04         1,557,128    1,638,561
   185,241      International Automotive Components
                Group Brazil LLC                               4/13/06 - 12/26/08     123,192      207,733
    16,213      International Automotive Components
                Group Japan LLC                                9/26/06 - 3/27/07      140,743       62,095
   660,308      International Automotive Components
                Group LLC                                      3/15/06 - 4/04/08      660,415      450,172
    90,167  (a) International Automotive Components
                Group NA LLC, 9.00%, 4/01/17                        3/30/07            91,520       90,368
   299,438  (a) International Automotive Components
                Group NA LLC, A                                3/30/07 - 10/10/07     318,612       91,134
       574      MCII Holdings Inc.                                  4/17/09           660,852           --
     4,345      MCII Holdings Inc., PIK, pfd., A               4/17/09 - 10/01/09   4,296,648    2,019,433
    31,928      NCB Warrant Holdings Ltd., A                   12/16/05 - 3/11/08   2,118,474           --
   445,440      Symetra Financial                                   7/27/04         5,120,000    5,790,720
                                                                                               -----------
                   TOTAL RESTRICTED SECURITIES (12.39% of Net
                       Assets)                                                                 $22,726,801
                                                                                               ===========

(a) The Fund also invests in unrestricted securities of the issuer, valued at $59,381 as of December 31, 2009.

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the

Franklin Mutual Recovery Fund
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

          - Level 1 -- quoted prices in active markets for identical securities

          - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

          - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                                       LEVEL 1       LEVEL 2       LEVEL 3          TOTAL
                                                    ------------   -----------   -----------    ------------
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Airlines                                   $         --   $     4,697   $        --    $      4,697
         Auto Components                                      --            --       811,775(b)      811,775
         Commercial Banks                                     --            --     1,104,494(b)    1,104,494
         Consumer Finance                                     --            --     4,932,847       4,932,847
         Insurance                                            --            --     7,429,281       7,429,281
         Machinery                                            --            --     2,019,433(b)    2,019,433
         Media                                        10,204,150       572,389            --(b)   10,776,539
         All Other Equity Investments(c)             112,352,006            --            --(b)  112,352,006
      Options Purchased                                   26,760            --            --          26,760
      Corporate Bonds, Notes and Senior
      Floating Rate Interests                                 --    27,277,902     1,013,479      28,291,381
      Corporate Bonds and Notes in Reorganization             --        72,517            --          72,517
      Companies in Liquidation                                --            --            --(b)           --
      Short Term Investments                                  --    17,982,364            --      17,982,364
                                                    ------------   -----------   -----------    ------------
   Total Investments in Securities                  $122,582,916   $45,909,869   $17,311,309    $185,804,094
                                                    ============   ===========   ===========    ============
   Forward Exchange Contracts                       $         --   $ 1,203,193   $        --    $  1,203,193
   Unfunded Loan Commitments
                                                              --       357,927            --         357,927
LIABILITIES:
      Options Written
                                                         322,750            --            --         322,750
      Securities Sold Short
                                                       6,598,318            --            --       6,598,318
      Forward Exchange Contracts
                                                              --       150,973            --         150,973

(a)  Includes common and preferred stocks as well as other equity investments.

(b)  Includes securities determined to have no value at December 31, 2009.

(c) For detailed industry descriptions, see the accompanying Statement of Investments.

Franklin Mutual Recovery Fund
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

At December 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                    NET CHANGE IN
                                                                                                                     UNREALIZED
                                                                                                                    APPRECIATION
                                                                                                                   (DEPRECIATION)
                                                            NET CHANGE IN                                           ATTRIBUTABLE
                                   BALANCE AT     NET        UNREALIZED       NET      TRANSFER IN   BALANCE AT       TO ASSETS
                                   BEGINNING    REALIZED    APPRECIATION   PURCHASES     (OUT) OF      END OF        STILL HELD
                                   OF PERIOD  GAIN (LOSS)  (DEPRECIATION)   (SALES)      LEVEL 3       PERIOD       AT PERIOD END
                                  ----------- -----------  -------------- -----------  -----------  -----------    --------------
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Auto Components          $   144,267 $  (204,186)  $   895,051   $   (23,357) $        --  $   811,775(b)   $   679,933
         Commercial Banks           1,624,930          --    (1,318,447)      798,011           --    1,104,494(b)    (1,318,447)
         Consumer Finance           4,538,823          --       386,425         7,599           --    4,932,847       (4,571,117)
         Diversified
            Telecommunication
            Services                2,099,978          --     4,432,190            --   (6,532,168)          --               --
         Health Care Providers &
            Services                1,483,224    (122,486)        6,345      (291,129)  (1,075,954)          --               --
         Hotels, Restaurants &
            Leisure                        --          --        (2,923)        2,923           --           --           (2,923)
         Insurance                  9,125,951     (73,381)     (314,139)   (1,309,150)          --    7,429,281         (591,077)
         Machinery                         --          --    (2,938,067)    4,957,500           --    2,019,433(b)    (2,938,067)
      Corporate Bonds, Notes and
         Senior Floating Rate
         Interests                  8,157,618    (566,676)    1,094,589    (7,672,052)          --    1,013,479          144,187
      Corporate Bonds and Notes
         in Reorganization            380,381  (2,823,446)    3,295,449      (660,852)    (191,532)          --               --
      Companies in Liquidation             --          --            --            --           --           --(b)            --
                                  ----------- -----------   -----------   -----------  -----------  -----------      -----------
   Total                          $27,555,172 $(3,790,175)  $ 5,536,473   $(4,190,507) $(7,799,654) $17,311,309      $(8,597,511)
                                  =========== ===========   ===========   ===========  ===========  ===========      ===========

(a)  Includes common and preferred stocks as well as other equity investments.

(b)  Includes securities determined to have no value at December 31, 2009.

8. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through February 22, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL RECOVERY FUND


By /s/LAURA F. FERGERSON
-----------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
-----------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  February 25, 2010


By /s/MATTHEW T. HINKLE
 -----------------------------------
      Matthew T. Hinkle
      Chief Financial Officer and
      Chief Accounting Officer
Date  February 25, 2010